LONG-TERM DEBT - Values of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Principal value	$ 555	$ 755
Less: Unamortized debt issue costs	(7)	(9)
Less: Current portion	0	(200)
Long-term debt	$ 548	$ 546
7.7% senior secured notes due February 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.70%	7.70%
Principal value	$ 0	$ 200
5.375% senior secured notes due December 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%
Principal value	$ 240	240
6.25% senior secured notes due April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%
Principal value	$ 315	$ 315